Income Taxes - Disclosure of movements in unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Opening unrecognized tax benefits balance at beginning of year	$ 262,737	$ 232,186
Increases for positions related to the current year	29,613	30,551
Closing unrecognized tax benefits balance at end of year	$ 292,350	$ 262,737